CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue
- Sale of goods	$ 82,171,415	$ 61,667,275	$ 242,800,784	$ 140,368,479	$ 208,614,041	$ 88,072,327
- Consulting and service income from development contracts	24,598,641	8,873,865	51,188,141	39,070,677	51,179,311	50,541,312
- Commission income	450,003	166,557	1,191,427	776,621	1,632,461	0
Revenue	107,220,059	70,707,697	295,180,352	180,215,777	261,425,813	138,613,639
Cost of goods sold	(59,121,526)	(41,315,537)	(173,035,915)	(93,418,818)	(139,346,055)	(50,558,514)
Cost of services	(13,601,869)	(3,269,035)	(26,790,742)	(19,760,570)	(20,548,608)	(18,248,957)
Gross profit	34,496,664	26,123,125	95,353,695	67,036,389	101,531,150	69,806,168
General and administrative expenses	(3,594,509)	(2,026,989)	(9,544,763)	(5,840,681)	(8,859,777)	(8,385,862)
Net income from operations	30,902,155	24,096,136	85,808,932	61,195,708	92,671,373	61,420,306
Other income (expenses)
Government grant	57,340	343,481	295,012	423,240	613,678	139,836
Other income	155,032	41,264	159,555	107,171	230,840	308,332
Gain of extinguishment of debts	33,693	160,997	275,086	1,212,010	1,318,947	1,666,386
Interest expense	(263,664)	(286,376)	(483,157)	(398,386)	(393,592)	(282,320)
Net income (expenses)	(17,599)	259,366	246,496	1,344,035	1,769,873	1,832,234
Net income before income taxes	30,884,556	24,355,502	86,055,428	62,539,743	94,441,246	63,252,540
Provision for income taxes	0	0	0	0	0	0
Net income	30,884,556	24,355,502	86,055,428	62,539,743	94,441,246	63,252,540
Less: Net (income) loss attributable to non - controlling interest	(6,382,694)	(5,602,728)	(17,678,609)	(13,077,257)	(20,234,717)	(5,706,708)
Net income from continuing operations attributable to Sino Agro Food, Inc. and subsidiaries	24,501,862	18,752,774	68,376,819	49,462,486	74,206,529	57,545,832
Other comprehensive (loss) income
Foreign currency translation (loss) income	869,931	822,349	(33,241)	2,258,890	3,208,876	448,984
Comprehensive income	25,371,793	19,575,123	68,343,578	51,721,376	77,415,405	57,994,816
Less: other comprehensive loss (income) attributable to non - controlling interest	(139,032)	(165,987)	17,489	(331,758)	(817,019)	(27,548)
Comprehensive income attributable to Sino Agro Food, Inc. and subsidiaries	$ 25,232,761	$ 19,409,136	$ 68,361,067	$ 51,389,618	$ 76,598,386	$ 57,967,268
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
Basic (in dollars per share)	$ 1.48	$ 1.52	$ 4.42	$ 4.23	$ 6.14	$ 6.95
Diluted (in dollars per share)	$ 1.43	$ 1.44	$ 4.23	$ 3.96	$ 5.76	$ 6.19
Weighted average number of shares outstanding:
Basic (in shares)	16,570,324	12,329,056	15,465,641	11,674,757	12,093,973	8,284,536
Diluted (in shares)	17,176,384	13,036,126	16,172,711	12,477,288	12,872,442	9,294,637